Subsequent events	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent events

Following an internal review of the disclosures in our terms and conditions of foreign exchange rates in our Digital Commerce business for the period January 2018 to August 2022, and pursuant to discussions with our regulator that were initiated by us and concluded in September 2022, we agreed to provide payments to certain customers. As a result, we have recorded a provision of $33,603 related to this matter as of June 30, 2022. The Company does not expect any additional liability or impact to our ongoing operating results in relation to this matter.

In addition, subsequent to June 30, 2022, the Company repurchased $28,618 of Secured Notes for $21,794 and purchased $21,336 of merchant portfolios.